Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based on:				Adjusted Total Segment EBITDA(g) (in millions)
Fiscal Year	SCT Total for PEO(a)	CAP to PEO(b)	Average SCT Total for Non- PEO NEOs(a)	Average CAP to Non-PEO NEOs(b)	NWSA TSR(c)	NWS TSR(d)	Peer Group TSR(e)	Net Income (in millions)(f)
2026	$19,745,396	$20,705,320	$4,968,538	$4,470,004	$103	$124	$49	$743	$1,568
2025	$20,623,729	$24,422,935	$5,287,654	$5,314,978	$119	$145	$70	$1,340	$1,754
2024	$20,329,706	$32,163,862	$4,717,502	$5,819,756	$110	$121	$68	$354	$1,566
2023	$19,304,587	$25,630,201	$5,630,497	$6,952,622	$77	$83	$71	$187	$1,529
2022	$19,689,398	$4,556,712	$6,243,099	$2,896,841	$62	$67	$71	$760	$1,807

(a)
The PEO was Mr. Thomson for all fiscal years shown and the Non-PEO NEOs were: Ms. Chandrashekar, Mr. Pitofsky, Mr. Delany and Ms. Allen for fiscal 2026; Ms. Chandrashekar, Mr. Pitofsky, Mr. Kline (former Chief Technology Officer), Ms. Allen and Ms. Susan Panuccio (former CFO) for fiscal 2025; Mr. K.R. Murdoch (former Executive Chair of the Company), Ms. Panuccio, Mr. Pitofsky, Mr. Kline and Ms. Allen for fiscal 2024; and Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for fiscal 2022 and 2023. Ms. Chandrashekar and Ms. Panuccio each served as an executive officer of the Company for approximately 6 months of fiscal 2025. Mr. K.R. Murdoch retired as Executive Chair of the Company as of November 15, 2023, and thus served as an executive officer of the Company for approximately 4.5 months of fiscal 2024.

(b)
The following tables describe the adjustments made to calculate fiscal 2026 CAP from the fiscal 2026 SCT Total. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2026
SCT Total for PEO	$19,745,396
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(1,000)
“Stock Awards” reported in the SCT	(10,013,270)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	634,986
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	(3,400,732)
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	13,739,940
Total adjustments	959,924
CAP to PEO	$20,705,320
Fiscal Year	2026
Average SCT Total for Non-PEO NEOs	$4,968,538
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—
“Stock Awards” reported in the SCT	(1,659,088)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	46,356
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	(338,648)
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	1,452,846
Total adjustments	(498,534)
Average CAP to Non-PEO NEOs	$4,470,004

(c)
Reflects the cumulative TSR of a $100 investment in the Company’s Class A Common Stock on June 25, 2021, including the reinvestment of all dividends.

(d)
Reflects the cumulative TSR of a $100 investment in the Company’s Class B Common Stock on June 25, 2021, including the reinvestment of all dividends.

(e)
Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media Index on June 25, 2021, including the reinvestment of all dividends (“Peer Group TSR”).

(f)
Reflects net income as reported in the Company’s audited financial statements in its Annual Report on Form 10-K for the applicable fiscal year. Net income for fiscal 2025 includes a pre-tax gain of  $716 million within Net Income (loss) from discontinued operations, net of tax from the sale of Foxtel Group.

(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Company Selected Measure Name	adjusted Total Segment EBITDA
Named Executive Officers, Footnote
(a)
The PEO was Mr. Thomson for all fiscal years shown and the Non-PEO NEOs were: Ms. Chandrashekar, Mr. Pitofsky, Mr. Delany and Ms. Allen for fiscal 2026; Ms. Chandrashekar, Mr. Pitofsky, Mr. Kline (former Chief Technology Officer), Ms. Allen and Ms. Susan Panuccio (former CFO) for fiscal 2025; Mr. K.R. Murdoch (former Executive Chair of the Company), Ms. Panuccio, Mr. Pitofsky, Mr. Kline and Ms. Allen for fiscal 2024; and Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for fiscal 2022 and 2023. Ms. Chandrashekar and Ms. Panuccio each served as an executive officer of the Company for approximately 6 months of fiscal 2025. Mr. K.R. Murdoch retired as Executive Chair of the Company as of November 15, 2023, and thus served as an executive officer of the Company for approximately 4.5 months of fiscal 2024.

Peer Group Issuers, Footnote	(e) Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media Index on June 25, 2021, including the reinvestment of all dividends (“Peer Group TSR”).
PEO Total Compensation Amount	$ 19,745,396	$ 20,623,729	$ 20,329,706	$ 19,304,587	$ 19,689,398
PEO Actually Paid Compensation Amount	$ 20,705,320	24,422,935	32,163,862	25,630,201	4,556,712
Adjustment To PEO Compensation, Footnote
(b)
The following tables describe the adjustments made to calculate fiscal 2026 CAP from the fiscal 2026 SCT Total. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2026
SCT Total for PEO	$19,745,396
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(1,000)
“Stock Awards” reported in the SCT	(10,013,270)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	634,986
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	(3,400,732)
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	13,739,940
Total adjustments	959,924
CAP to PEO	$20,705,320

Non-PEO NEO Average Total Compensation Amount	$ 4,968,538	5,287,654	4,717,502	5,630,497	6,243,099
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,470,004	5,314,978	5,819,756	6,952,622	2,896,841
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The following tables describe the adjustments made to calculate fiscal 2026 CAP from the fiscal 2026 SCT Total. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:
Fiscal Year	2026
Average SCT Total for Non-PEO NEOs	$4,968,538
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—
“Stock Awards” reported in the SCT	(1,659,088)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	46,356
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	(338,648)
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	1,452,846
Total adjustments	(498,534)
Average CAP to Non-PEO NEOs	$4,470,004

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures for Fiscal 2026
The four items listed below represent the most important financial performance metrics used to determine CAP for fiscal 2026 as further described in the “Compensation Discussion and Analysis” within the sections titled “Fiscal 2026 Annual Cash Incentives” and “Grant of Fiscal 2026-2028 Long-Term Equity Incentive.”
Adjusted Total Segment EBITDA
Cumulative adjusted earnings per share (EPS)
Cumulative adjusted free cash flow (FCF)
Relative TSR percentile

Peer Group Total Shareholder Return Amount	$ 49	70	68	71	71
Net Income (Loss)	$ 743,000,000	$ 1,340,000,000	$ 354,000,000	$ 187,000,000	$ 760,000,000
Company Selected Measure Amount	1,568,000,000	1,754,000,000	1,566,000,000	1,529,000,000	1,807,000,000
PEO Name	Mr. Thomson
Additional 402(v) Disclosure
Our executive compensation program is aligned with our business strategy and with creating long-term stockholder value by paying for performance, with a significant portion of NEOs’ target compensation “at risk,” variable and performance-based.
It is important to note that CAP does not necessarily reflect the actual compensation earned or received by an NEO in the stated fiscal year as such value depends on a variety of factors. For example, PSUs granted to the NEOs are fully at risk for financial performance during the three-year performance period and for stock price performance until their vesting date.
The information contained in this section will not be incorporated into any filings under the Securities Act or the Exchange Act, except to the extent the Company specifically incorporates such information by reference.
CEO Realized Pay Table
The supplemental table and graph below compare the pre-tax amounts actually paid to Mr. Thomson as detailed below (“realized pay”) to the disclosed SCT Total and CAP for the fiscal years indicated.
Fiscal Year	Realized Pay(a)	SCT Total	CAP
2026	$24,449,716	$19,745,396	$20,705,320
2025	$20,993,251	$20,623,729	$24,422,935
2024	$26,674,435	$20,329,706	$32,163,862
2023	$27,395,444	$19,304,587	$25,630,201
2022	$25,694,939	$19,689,398	$4,556,712

(a)
Realized pay comprises base salary, annual cash incentive actually paid on account of performance during the applicable fiscal year and actual payouts/settlements of long-term equity incentives during the applicable fiscal year, all of which amounts are pre-tax, as set forth in the following table:

Fiscal Year	Salary	Annual Cash Incentive	Long-Term Equity Incentives	Realized Pay
2026	$3,000,000	$6,166,667	$15,283,049	$24,449,716
2025	$3,000,000	$6,806,667	$11,186,584	$20,993,251
2024	$3,000,000	$6,166,667	$17,507,768	$26,674,435
2023	$3,000,000	$5,426,667	$18,968,777	$27,395,444
2022	$3,057,692	$8,133,333	$14,503,914	$25,694,939

As disclosed in the adjustments to calculate CAP above, SEC rules require the Company to include in the calculation of CAP the increase or decrease in the fair value of equity awards that are outstanding and unvested as of each fiscal year end, which can lead to significant volatility in CAP from year to year.
Mr. Thomson’s fiscal 2026 target compensation was approximately 84% “at risk.” His employment agreement, dated as of June 20, 2025, or the Thomson Agreement, provides for (i) an annual base salary of  $3,000,000; (ii) an annual bonus with a target of  $5,000,000; and (iii) an annual long-term equity incentive with a target of $10,500,000.
Mr. Thomson’s base salary has remained unchanged since July 2018 at $3,000,000, as has his target annual cash incentive at $5,000,000. Increases to Mr. Thomson’s target compensation from July 2018 to date have been solely in the form of his target long-term equity incentive, which is “at risk” for both Company financial performance and stock price; it was increased by $1,000,000, $2,000,000 and $1,500,000 for fiscal 2020, fiscal 2023 and fiscal 2025, respectively. Since July 2018, at least $1,000,000 of Mr. Thomson’s target long-term equity incentive must be solely based on the achievement of relative TSR.

Total Shareholder Return Amount, Class A	$ 103	$ 119	$ 110	$ 77	$ 62
Total Shareholder Return Amount, Class B	124	$ 145	$ 121	$ 83	$ 67
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 716,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Segment EBITDA
Non-GAAP Measure Description
(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative adjusted earnings per share (EPS)
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative adjusted free cash flow (FCF)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR percentile
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 959,924
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,013,270)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,739,940
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,400,732)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,986
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,534)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,659,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,452,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,648)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,356